Pension and Other Postretirement Benefits - Expected Benefit Payments (Details 3) $ in Millions	Dec. 31, 2017 USD ($)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Future Benefit Payments in 2017	$ 262.8
Expected Future Benefit Payments in 2018	254.6
Expected Future Benefit Payments in 2019	243.3
Expected Future Benefit Payments in 2020	231.3
Expected Future Benefit Payments in 2021	227.0
Expected Future Benefit Payments in 2022 through 2026	988.4
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Future Benefit Payments in 2017	39.8
Expected Future Benefit Payments in 2018	38.1
Expected Future Benefit Payments in 2019	36.3
Expected Future Benefit Payments in 2020	34.7
Expected Future Benefit Payments in 2021	33.2
Expected Future Benefit Payments in 2022 through 2026	145.8
Expected Medicare Subsidy Receipts in 2017	(1.0)
Expected Medicare Subsidy Receipts in 2018	(1.1)
Expected Medicare Subsidy Receipts in 2019	(1.1)
Expected Medicare Subsidy Receipts in 2020	(1.1)
Expected Medicare Subsidy Receipts in 2021	(1.1)
Expected Medicare Subsidy Receipts in 2022 through 2026	$ (6.3)